BUSINESS ACQUISITIONS AND GOODWILL (Details Narrative)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)
Schedule of Equity Method Investments [Line Items]
goodwill	$ 950,959	$ 951,346
Impairment of intangible assets	0	0	$ 379,165
Max The Mutt Animation [Member] | License Brand Name And Student List [Member]
Schedule of Equity Method Investments [Line Items]
Finite-Lived Intangible Assets, Gross			792,145	$ 989,811
goodwill			$ 1,030,399	$ 1,287,516
Impairment of intangible assets	$ 0	$ 0